VOYA FUNDS TRUST (“Registrant”)

(All Funds)

Supplement dated March 21, 2017

to the current Class A, B, C, I, O, P, R, and W Prospectuses and related Summary Prospectuses (each a “Prospectus” and collectively the “Prospectuses”)

for the above Registrant and its respective Funds as identified above

(each a “Fund” and collectively the “Funds”)

On March 9, 2017, the Funds’ Board of Trustees approved modifications to the contingent deferred sales charge (“CDSC”) schedule for the Funds effective May 1, 2017.

Effective May 1, 2017, the Funds’ Prospectuses are revised as follows:

1.	Footnote 1 to the table entitled “Annual Fund Operating Expenses” of each Fund’s Prospectuses is hereby deleted and replaced with the following:

1	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 6 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $500,000 or more.

2.	The line item entitled “Contingent Deferred Sales Charge” in the table of the subsection entitled “Classes of Shares – Choosing a Share Class – Class A” of the Funds’ Prospectus is revised as follows:

Contingent Deferred Sales Charge	None (except that with respect to purchases of $500,000 or more for which the initial sales charge was waived, a charge of 1.00% applies to redemptions made within 6 months)[1]

3.	Footnote 1 to the table of the subsection entitled “Classes of Shares – Choosing a Share Class” of the Funds’ Prospectus is deleted and replaced with the following:

1	There is no front-end sales charge if you purchase Class A shares in an amount of $500,000 or more. However, these shares will be subject to a 1.00% CDSC if they are redeemed within 6 months of purchase.

4.	The fourth and fifth paragraphs and the accompanying footnote of the subsection entitled “Sales Charges – Class A Shares” of the Funds’ Prospectus are deleted and replaced with the following:

1

Class A shares of the Funds are sold subject to the following sales charge:

Your Investment	As a % of the Offering Price	As a % of net asset value
Less than $100,000	2.50	2.56
$100,000 - $499,999	2.00	2.04
$500,000 and over[1]	N/A	N/A

1       See “Contingent Deferred Sales Charges (“CDSCs”) – Class A shares” below

5.	The subsection entitled “Sales Charges – Contingent Deferred Sales Charges (“CDSCs”) – Class A Shares – Investments of $1 million or More” of the Funds’ Prospectus is deleted and replaced with the following:

Investments of $500,000 or More. There is no front-end sales charge if you purchase Class A shares in an amount of $500,000 or more. However, these shares will be subject to a 1.00% CDSC if they are redeemed within 6 months of purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

2

VOYA FUNDS TRUST (“REGISTRANT”)

(All Funds)

Supplement dated March 21, 2017

to the current Class A, B, C, I, O, P, R, and W Statement of Additional Information (“SAI”)

for the above Registrant and its respective Funds as identified above

(each a “Fund” and collectively the “Funds”)

On March 9, 2017, the Funds’ Board of Trustees approved modifications to the contingent deferred sales charge (“CDSC”) schedule for the Funds effective May 1, 2017.

Effective May 1, 2017, the Funds’ SAI is revised as follows:

The tables and the third and fourth paragraphs that follow the tables in the subsection entitled “Principal Underwriter – Sales Commissions and Dealer Reallowances – Class A Shares” of the Funds’ SAI are deleted and replaced with the following:

Class A Shares for All Funds

Amount of Transaction	Dealers’ Reallowance as a Percentage of Offering Price
$0 to $99,999	2.00%
$100,000 - $499,999	1.50%
$500,000 and over	See below

The Distributor may pay to authorized dealers out of its own assets commissions on shares sold in Class A, Class B, and Class C shares, at NAV, which at the time of investment would have been subject to the imposition of a CDSC if redeemed. There is no sales charge on purchases of $500,000 or more of Class A shares. However, such purchases may be subject to a CDSC, as disclosed in the Prospectus. The Distributor will pay authorized dealers of record commissions at the rate of 1.00% on purchases of $500,000 or more of Class A shares that are subject to a CDSC.

In connection with qualified retirement plans that invest $500,000 or more in Class A shares of a Fund, the Distributor will pay dealer compensation of 1.00% of the purchase price of the shares to the dealer from its own resources at the time of the initial investment.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE